OTHER PAYABLES - Disclosure of detailed information of other current payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Accrued expenses	$ 6,146	$ 407
Employees and payroll accruals	8,267	1,545
Government authorities	4,002	642
Related parties	875	0
Advances from customers	137	741
Other payables	716	162
Total other payables	$ 20,143	$ 3,497